Income Taxes (Tables)	6 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
	Six months ended December 31,
	2021	2022
	RMB	RMB	US$

Current	564	746	108
Deferred	(3,985)	(2,425)	(351)
Total income tax benefit	(3,421)	(1,679)	(243)

Schedule of components of the deferred income tax assets and liabilities
	June 30, 2022	December 31, 2022
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	28,314	24,991	3,622
Allowance for doubtful accounts, credit losses and impairment losses	1,723	1,723	250
Other temporary book/tax differences	-	6,041	876
Subtotal	30,037	32,755	4,748
Less: valuation allowances	6,059	6,353	920
Total	23,978	26,403	3,828

Schedule of reconciliation between the statutory tax rate to income before income taxes
	Six months ended December 31,
	2021	2022
	RMB	RMB	US$

Income (loss) from operations before income taxes	(42,665)	(33,133)	(4,804)
PRC income tax statutory rate	25%	25%	25%
Income tax expense (benefit) at statutory tax rate	(10,666)	(8,283)	(1,201)
Preferential tax treatments	3,966	3,513	509
Expenses not deductible for tax purposes	421	330	48
Uncertain tax provision	500	-	-
Temporary book/tax differences	-	2,286	332
Reversal of previously-recognized DTA due to changes in applicable tax rate	768	-	-
Impact of different tax rates in other jurisdictions	141	48	7
Others	197	133	19
Valuation allowances	1,252	294	43
Income tax expense (benefit)	(3,421)	(1,679)	(243)